1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Richard Horowitz richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 0452 Fax

October 31, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	CION Ares Diversified Credit Fund

File Nos. 333-212323 and 811-23165
Post-Effective Amendment No. 10 (the “Amendment”) to the Registration Statement on Form N-2 (the “Registration Statement”)

Ladies and Gentlemen:

Pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “Securities Act”), transmitted herewith on behalf of the CION Ares Diversified Credit Fund (the “Fund”), a closed-end management investment company, for filing via EDGAR is Post-Effective Amendment No. 10 to the Registration Statement. This purpose of this filing is to register Class W shares of the Fund. In connection with the filing of the Amendment, we hereby represent, pursuant to Rule 486(b) under the Securities Act, that the Amendment does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule 486(b).

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz